Business, Liquidity and Summary Of Significant Accounting Policies - Schedule of Accounts Receivable (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (74,289)	$ (34,289)
Accounts receivable, net	1,057,705	2,029,396
Trade [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	920,022	1,821,704
Harmonized Sales Tax [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 211,972	$ 241,981